Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (123.54%)
Communication Services (9.57%)
	Alternative Carriers (0.86%)
950,000	Iridium Communications, Inc. [1]	$23,267,899	$20,216,000

	Interactive Home Entertainment (0.51%)
225,000	Activision Blizzard, Inc.	10,938,109	11,907,000

	Interactive Media & Services (3.34%)
2,650,000	Zillow Group, Inc., Cl A [1]	101,280,178	78,294,250

	Movies & Entertainment (4.86%)
5,200,000	Manchester United plc, Cl A [2]	88,699,760	85,436,000
250,000	Spotify Technology SA [1,2]	35,464,362	28,500,000

		124,164,122	113,936,000

Total Communication Services		259,650,308	224,353,250

Consumer Discretionary (34.61%)
	Automobile Manufacturers (11.30%)
1,100,000	Tesla, Inc. [1]	235,289,421	264,957,000

	Casinos & Gaming (1.08%)
1,250,000	Red Rock Resorts, Inc., Cl A	28,474,808	25,381,250

	Hotels, Resorts & Cruise Lines (13.24%)
2,600,000	Hyatt Hotels Corp., Cl A	72,054,423	191,542,000
835,989	Marriott Vacations Worldwide Corp.	93,458,017	86,616,820
620,000	Norwegian Cruise Line Holdings Ltd. [1,2]	29,565,742	32,097,400

		195,078,182	310,256,220

	Leisure Facilities (8.99%)
925,800	Vail Resorts, Inc.	27,801,851	210,675,048

Total Consumer Discretionary		486,644,262	811,269,518

Financials (27.73%)
	Asset Management & Custody Banks (1.59%)
700,000	Brookfield Asset Management, Inc., Cl A [2]	37,423,567	37,163,000

	Financial Exchanges & Data (8.49%)
770,000	FactSet Research Systems, Inc.	50,187,585	187,086,900
55,000	MSCI, Inc.	7,701,455	11,976,250

		57,889,040	199,063,150

	Investment Banking & Brokerage (5.17%)
2,900,000	The Charles Schwab Corp.	50,169,841	121,307,000

	Property & Casualty Insurance (12.48%)
6,900,000	Arch Capital Group Ltd. [1,2]	31,138,235	289,662,000
27,831	Kinsale Capital Group, Inc.	2,588,283	2,875,221

		33,726,518	292,537,221

Total Financials		179,208,966	650,070,371

Shares		Cost	Value
Common Stocks (continued)
Health Care (10.44%)
	Health Care Equipment (10.44%)
900,000	IDEXX Laboratories, Inc. [1]	$39,330,858	$244,737,000

Industrials (24.17%)
	Aerospace & Defense (1.16%)
125,625	HEICO Corp.	9,632,520	15,688,050
116,875	HEICO Corp., Cl A	7,586,429	11,373,106

		17,218,949	27,061,156

	Research & Consulting Services (21.76%)
860,000	CoStar Group, Inc. [1]	103,775,420	510,152,000

	Trading Companies & Distributors (1.25%)
700,000	Air Lease Corp.	23,647,821	29,274,000

Total Industrials		144,642,190	566,487,156

Information Technology (11.47%)
	Application Software (6.20%)
750,000	Benefitfocus, Inc. [1]	24,355,133	17,857,500
1,210,000	Guidewire Software, Inc. [1]	95,464,321	127,509,800

		119,819,454	145,367,300

	IT Consulting & Other Services (5.12%)
840,000	Gartner, Inc. [1]	93,560,575	120,111,600

	Semiconductors (0.15%)
20,000	NVIDIA Corp.	3,403,759	3,481,400

Total Information Technology		216,783,788	268,960,300

Real Estate (5.55%)
	Hotel & Resort REITs (0.49%)
382,727	MGM Growth Properties LLC, Cl A	7,758,015	11,500,946

	Office REITs (1.80%)
985,000	Douglas Emmett, Inc.	27,427,290	42,187,550

	Specialized REITs (3.26%)
2,000,000	Gaming and Leisure Properties, Inc.	60,598,528	76,480,000

Total Real Estate		95,783,833	130,168,496

Total Common Stocks		1,422,044,205	2,896,046,091

Private Common Stocks (2.29%)
Industrials (2.29%)
	Aerospace & Defense (2.29%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,5]	29,920,185	47,249,513
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,5]	4,079,835	6,442,815

Total Private Common Stocks		34,000,020	53,692,328

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (4.03%)
Industrials (4.03%)
	Aerospace & Defense (4.03%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,5]	$41,999,985	$66,325,754
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,5]	22,250,032	28,067,956

Total Private Preferred Stocks		64,250,017	94,393,710

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,5]	0	192,510

Total Investments (129.87%)		$1,520,294,242	3,044,324,639

Liabilities Less Cash and Other Assets (-29.87%)			(700,162,853)

Net Assets			$2,344,161,786

Retail Shares (Equivalent to $58.70 per share based on 20,078,554 shares outstanding)			$1,178,517,277

Institutional Shares (Equivalent to $60.15 per share based on 16,734,124 shares outstanding)			$1,006,619,710

R6 Shares (Equivalent to $60.16 per share based on 2,643,450 shares outstanding)			$159,024,799

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Foreign corporation.
[3]

At September 30, 2019, the market value of restricted and fair valued securities amounted to $148,278,548 or 6.33% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.92%)
Communication Services (7.76%)
	Alternative Carriers (3.77%)
401,472	Iridium Communications, Inc. [1]	$2,949,375	$8,543,324
	Movies & Entertainment (3.99%)
550,000	Manchester United plc, Cl A [2]	8,719,506	9,036,500

Total Communication Services		11,668,881	17,579,824

Consumer Discretionary (46.60%)
	Automobile Manufacturers (9.57%)
90,000	Tesla, Inc. [1]	20,342,221	21,678,300

	Casinos & Gaming (6.62%)
500,000	Penn National Gaming, Inc. [1]	9,756,655	9,312,500
279,939	Red Rock Resorts, Inc., Cl A	6,252,829	5,684,161

		16,009,484	14,996,661

	Hotels, Resorts & Cruise Lines (16.95%)
150,000	Choice Hotels International, Inc.	5,080,139	13,344,000
340,000	Hyatt Hotels Corp., Cl A	12,201,302	25,047,800

		17,281,441	38,391,800

	Leisure Facilities (13.46%)
134,000	Vail Resorts, Inc.	8,130,896	30,493,040

Total Consumer Discretionary		61,764,042	105,559,801

Financials (13.60%)
	Financial Exchanges & Data (8.04%)
75,000	FactSet Research Systems, Inc.	5,828,282	18,222,750

	Property & Casualty Insurance (5.56%)
300,000	Arch Capital Group Ltd. [1,2]	1,800,056	12,594,000

Total Financials		7,628,338	30,816,750

Industrials (17.28%)
	Research & Consulting Services (17.28%)
66,000	CoStar Group, Inc. [1]	11,890,046	39,151,200

Information Technology (7.11%)
	Application Software (7.11%)
225,000	Benefitfocus, Inc. [1]	5,980,203	5,357,250
101,870	Guidewire Software, Inc. [1]	4,816,691	10,735,061

Total Information Technology		10,796,894	16,092,311

Real Estate (2.57%)
	Residential REITs (2.57%)
225,000	American Homes 4 Rent, Cl A	4,700,804	5,825,250

Total Common Stocks		108,449,005	215,025,136

Shares		Cost	Value
Private Common Stocks (2.23%)
Industrials (2.23%)
	Aerospace & Defense (2.23%)
20,859	Space Exploration Technologies Corp., Cl A 1,3,4,5	$2,815,965	$4,446,930
2,844	Space Exploration Technologies Corp., Cl C 1,3,4,5	383,940	606,312

Total Private Common Stocks		3,199,905	5,053,242

Private Preferred Stocks (2.93%)
Industrials (2.93%)
	Aerospace & Defense (2.93%)
29,630	Space Exploration Technologies Corp., Cl H [1,3,4,5]	4,000,050	6,316,820
1,479	Space Exploration Technologies Corp., Cl I [1,3,4,5]	249,951	315,308

Total Private Preferred Stocks		4,250,001	6,632,128

Total Investments (100.08%)		$115,898,911	226,710,506

Liabilities Less Cash and Other Assets (-0.08%)			(175,844)

Net Assets			$226,534,662

Retail Shares (Equivalent to $17.82 per share based on 2,450,434 shares outstanding)			$43,668,491

Institutional Shares (Equivalent to $18.23 per share based on 4,254,199 shares outstanding)			$77,571,242

R6 Shares (Equivalent to $18.24 per share based on 5,772,292 shares outstanding)			$105,294,929

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Foreign corporation.
[3]

At September 30, 2019, the market value of restricted and fair valued securities amounted to $11,685,370 or 5.16% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.90%)
Argentina (0.53%)
2,767	MercadoLibre, Inc. [1]	$1,488,106	$1,525,253

Australia (1.26%)
63,390	Newcrest Mining Limited [2]	1,263,286	1,462,766
525,608	NEXTDC Limited [1,2]	2,503,129	2,187,654

Total Australia		3,766,415	3,650,420

Belgium (0.92%)
41,131	KBC Group NV [2]	3,196,985	2,671,513

Brazil (8.15%)
262,611	Afya Ltd., Cl A [1]	4,989,609	6,733,346
92,966	Arco Platform Limited, Cl A [1]	1,626,905	4,712,447
36,643	Azul SA, ADR [1]	1,442,223	1,312,552
106,989	Azul SA [1]	1,407,834	1,280,021
175,100	Banco Inter SA – Units	1,847,023	2,391,587
69,906	PagSeguro Digital Ltd., Cl A [1]	1,609,755	3,237,347
272,006	Petroleo Brasileiro S.A.- Petrobras, ADR	4,066,747	3,935,927

Total Brazil		16,990,096	23,603,227

Canada (4.60%)
132,656	BlackBerry Limited [1]	1,492,479	696,444
6,775	Constellation Software, Inc.	1,543,012	6,766,306
667,153	Encana Corp.	5,400,378	3,068,904
186,070	The Stars Group Inc. [1]	5,033,500	2,787,329

Total Canada		13,469,369	13,318,983

China (9.41%)
19,991	Alibaba Group Holding Limited, ADR [1]	2,593,535	3,343,095
162,310	China International Travel Service Limited, Cl A [2]	1,895,515	2,116,392
145,354	Futu Holdings Limited, ADR [1]	1,744,248	1,594,533
51,107	GDS Holdings Limited, ADR [1]	1,921,571	2,048,369
1,371,371	Haitong Securities Co., Ltd., Cl H [2]	1,879,069	1,438,311
739,029	Hua Hong Semiconductor Limited, 144A [2]	1,553,123	1,471,660
1,373,374	Kingdee International Software Group Co. Ltd. [2]	963,724	1,446,271
290,188	Midea Group Co. Ltd., Cl A [2]	2,129,209	2,080,465
55,397	Momo, Inc., ADR [1]	1,852,775	1,716,199
28,337	Tencent Holdings Limited [2]	41,611	1,185,277
6,651	Tencent Holdings Limited, ADR	310,001	276,881
3,476,500	WH Group Limited, 144A [2]	3,029,405	3,113,407
1,228,416	Xiaomi Corporation, CI B, 144A [1,2]	1,617,913	1,378,952
10,591	YY, Inc., ADR [1]	721,060	595,532
106,554	Zai Lab Limited, ADR [1]	2,391,984	3,447,022

Total China		24,644,743	27,252,366

Finland (0.51%)
293,760	Nokia Corporation, ADR	1,769,630	1,486,426

France (7.94%)
96,751	BNP Paribas S.A.[2]	5,116,588	4,703,733
33,101	Danone SA [2]	2,599,818	2,915,592
9,880	Eurofins Scientific SE [2]	2,065,618	4,594,579
9,787	LVMH Moët Hennessy Louis Vuitton SE [2]	2,625,708	3,883,086
26,400	Sodexo S.A.	2,813,514	2,963,793
144,582	Vivendi SA [2]	3,689,935	3,956,161

Total France		18,911,181	23,016,944

Shares		Cost	Value
Common Stocks (continued)
Germany (5.79%)
26,174	Linde Public Limited Company [2]	$3,920,436	$5,080,171
333,925	RIB Software SE [2]	4,188,342	7,729,838
40,919	Symrise AG [2]	2,653,468	3,977,688

Total Germany		10,762,246	16,787,697

India (5.81%)
38,500	Bajaj Finance Limited [2]	2,216,298	2,201,205
114,000	Godrej Properties Limited [1,2]	1,446,712	1,672,331
127,188	HDFC Bank Limited [2]	1,998,030	2,204,106
1,067,162	JM Financial Limited [2]	1,440,547	1,196,407
88,681	Kotak Mahindra Bank Ltd. [2]	1,686,318	2,059,705
307,000	Max Financial Services Limited [1,2]	2,011,468	1,850,595
119,000	Reliance Industries Limited [2]	2,289,588	2,240,601
472,000	Reliance Nippon Life Asset Management Limited, 144A	1,539,950	1,733,982
93,446	Titan Co. Ltd. [2]	1,402,883	1,679,203

Total India		16,031,794	16,838,135

Indonesia (0.48%)
3,207,900	PT Tower Bersama Infrastructure, Tbk. [2]	1,262,222	1,384,844

Ireland (2.22%)
3,607,170	Glenveagh Properties PLC, 144A [1]	4,455,889	2,901,547
53,025	Ryanair Holdings plc, ADR [1]	3,437,340	3,519,800

Total Ireland		7,893,229	6,421,347

Israel (2.39%)
33,566	Mellanox Technologies Ltd. [1]	1,348,050	3,678,498
27,904	Wix.com Ltd. [1]	1,364,345	3,257,513

Total Israel		2,712,395	6,936,011

Japan (12.93%)
56,000	CyberAgent, Inc. [2]	2,320,571	2,158,645
24,800	FANUC Corp. [2]	3,969,180	4,687,782
7,674	Keyence Corporation [2]	4,164,729	4,776,724
16,700	KOSÉ Corporation [2]	2,532,206	2,835,477
108,400	MonotaRO Co, Ltd. [2]	1,518,366	2,859,392
231,462	Nexon Co, Ltd. [1,2]	3,499,158	2,812,303
57,000	Okamoto Industries, Inc. [2]	2,941,441	2,101,302
134,400	Recruit Holdings Co, Ltd. [2]	2,673,770	4,106,389
24,723	Sony Corporation, ADR	763,860	1,461,871
75,600	Square Enix Holdings Co, Ltd. [2]	2,557,205	3,675,193
174,400	Takeda Pharmaceutical Company Limited [2]	7,595,308	5,984,650

Total Japan		34,535,794	37,459,728

Korea, Republic of (0.72%)
55,025	KIA Motors Corporation [2]	1,696,021	2,097,944

Mexico (0.31%)
775,000	Grupo Lala, S.A.B. de C.V.	932,394	885,591

Netherlands (3.56%)
46,405	argenx SE, ADR [1]	1,576,101	5,288,314
15,634	InterXion Holding N.V. [1]	515,740	1,273,546
73,000	Koninklijke Vopak N.V. [2]	3,681,865	3,752,121

Total Netherlands		5,773,706	10,313,981

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.03%)
1,672,685	Lekoil Ltd. [1]	$571,534	$88,642

Norway (2.06%)
213,500	Golar LNG Ltd.	4,766,267	2,773,365
317,101	Opera Limited, ADR [1]	2,361,610	3,186,865

Total Norway		7,127,877	5,960,230

Panama (1.25%)
36,688	Copa Holdings, S.A., Cl A	3,090,876	3,622,940

Russia (1.11%)
226,106	Sberbank of Russia PJSC, ADR [2]	2,896,109	3,206,950

Spain (3.05%)
23,663	Aena SME, S.A., 144A [2]	3,548,972	4,331,589
145,745	Industria de Diseno Textil, S.A. [1,2]	4,348,149	4,510,452

Total Spain		7,897,121	8,842,041

Sweden (1.13%)
411,000	Telefonaktiebolaget LM Ericsson, ADR	3,722,315	3,279,780

Switzerland (2.64%)
64,982	Julius Baer Group Ltd. [2]	2,613,550	2,878,111
44,000	Nestle S.A. [2]	3,715,258	4,771,996

Total Switzerland		6,328,808	7,650,107

United Arab Emirates (0.69%)
304,067	Network International Holdings Ltd., 144A [1,2]	1,974,987	2,000,198

United Kingdom (14.47%)
78,721	Abcam plc [2]	525,412	1,109,329
162,500	AstraZeneca PLC, ADR	5,988,570	7,242,625
1,024,000	B&M European Value Retail S.A. [2]	4,790,359	4,774,595
101,000	Dechra Pharmaceuticals plc [2]	3,488,545	3,438,001
122,423	Endava plc, ADR [1]	2,842,283	4,633,711
154,158	Experian plc [2]	2,944,074	4,929,833
883,049	Horizon Discovery Group plc [1,2]	2,095,042	1,687,116
650,000	Rentokil Initial plc [2]	2,766,779	3,737,132
1,006,959	Trainline Plc, 144A [1]	4,491,440	5,187,664
1,439,088	Tullow Oil plc [2]	3,961,531	3,771,680
275,000	WANdisco plc [1,2]	2,632,810	1,414,485

Total United Kingdom		36,526,845	41,926,171

United States (3.94%)
45,103	Agilent Technologies, Inc.	1,873,431	3,456,243
110,567	Arch Capital Group Ltd. [1]	1,862,627	4,641,602
25,093	Fidelity National Information Services, Inc.	2,142,767	3,331,347

Total United States		5,878,825	11,429,192

Total Common Stocks		241,851,623	283,656,661

Principal Amount		Cost	Value
Short Term Investments (2.34%)
$6,768,645	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $6,768,711; (Fully collateralized by $6,260,000 U.S. Treasury Note, 2.875% due 8/15/2028; Market value – $6,905,112)[2]	$6,768,645	$6,768,645

Total Investments (100.24%)		$248,620,268	290,425,306

Liabilities Less Cash and Other Assets (-0.24%)			(684,111)

Net Assets			$289,741,195

Retail Shares (Equivalent to $22.49 per share based on 3,322,613 shares outstanding)			$74,724,738

Institutional Shares (Equivalent to $22.86 per share based on 8,696,934 shares outstanding)			$198,810,241

R6 Shares (Equivalent to $22.86 per share based on 708,912 shares outstanding)			$16,206,216

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the market value of Rule 144A securities amounted to $22,118,999 or 7.63% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2019	Percentage of Net Assets
Information Technology	20.5%
Consumer Discretionary	18.2%
Health Care	12.5%
Financials	12.0%
Industrials	11.9%
Energy	6.8%
Communication Services	6.1%
Consumer Staples	5.0%
Materials	4.3%
Real Estate	0.6%
Cash and Cash Equivalents*	2.1%
100.0%
*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.09%)
Consumer Discretionary (33.40%)
	Casinos & Gaming (11.74%)
696,200	Boyd Gaming Corporation	$14,915,272	$16,673,990
1,011,250	MGM Resorts International	20,690,475	28,031,850
866,050	Penn National Gaming, Inc. [1]	21,757,940	16,130,182
409,204	Red Rock Resorts, Inc., Cl A	9,158,058	8,308,887

		66,521,745	69,144,909

	Home Improvement Retail (2.91%)
27,300	Home Depot, Inc.	2,117,655	6,334,146
97,950	Lowe’s Companies, Inc.	10,426,597	10,770,582

		12,544,252	17,104,728

	Homebuilding (8.82%)
481,347	D.R. Horton, Inc.	21,151,973	25,371,800
197,450	Installed Building Products, Inc. [1]	11,003,616	11,321,783
273,500	Lennar Corp., Cl A	13,351,169	15,274,975

		45,506,758	51,968,558

	Hotels, Resorts & Cruise Lines (9.93%)
6,825	Hilton Worldwide Holdings, Inc.	310,506	635,476
23,050	Hyatt Hotels Corp., Cl A	1,761,499	1,698,094
115,050	Marriott Vacations Worldwide Corp.	9,341,695	11,920,330
485,540	Norwegian Cruise Line Holdings Ltd. [1,2]	17,637,956	25,136,406
176,250	Royal Caribbean Cruises Ltd. [2]	15,933,272	19,093,162

		44,984,928	58,483,468

Total Consumer Discretionary		169,557,683	196,701,663

Financials (4.21%)
	Asset Management & Custody Banks (4.21%)
467,600	Brookfield Asset Management, Inc., Cl A [2]	11,831,384	24,824,884

Industrials (10.59%)
	Building Products (7.86%)
687,250	Masco Corporation	26,986,351	28,644,580
128,557	Owens Corning	6,459,106	8,124,802
104,850	Trex Co., Inc. [1]	6,306,631	9,534,011

		39,752,088	46,303,393

	Research & Consulting Services (1.36%)
13,550	CoStar Group, Inc. [1]	2,470,991	8,037,860

	Trading Companies & Distributors (1.37%)
108,601	SiteOne Landscape Supply, Inc. [1]	4,579,506	8,038,646

Total Industrials		46,802,585	62,379,899

Shares		Cost	Value
Common Stocks (continued)
Information Technology (8.59%)
	Internet Services & Infrastructure (8.59%)
698,187	GDS Holdings Limited, ADR [1,2]	$20,008,020	$27,983,335
277,200	InterXion Holding N.V. [1,2,3]	7,942,106	22,580,712

Total Information Technology		27,950,126	50,564,047

Materials (3.36%)
	Construction Materials (2.03%)
79,050	Vulcan Materials Co.	8,269,008	11,955,522

	Specialty Chemicals (1.33%)
14,300	The Sherwin-Williams Co.	3,801,837	7,863,141

Total Materials		12,070,845	19,818,663

Real Estate (38.94%)
	Hotel & Resort REITs (2.41%)
471,300	MGM Growth Properties LLC, Cl A	9,759,942	14,162,565
	Industrial REITs (2.02%)
139,800	Prologis, Inc.	6,933,274	11,913,756

	Office REITs (4.63%)
162,900	Douglas Emmett, Inc.	3,103,340	6,977,007
344,100	Hudson Pacific Properties, Inc.	11,153,507	11,513,586
112,300	Kilroy Realty Corporation	8,608,653	8,747,047

		22,865,500	27,237,640

	Real Estate Development (0.85%)
275,056	Forestar Group, Inc. [1]	5,028,614	5,028,024

	Real Estate Services (8.74%)
826,750	CBRE Group, Inc., Cl A [1]	24,263,187	43,826,017
55,100	Jones Lang LaSalle, Inc.	7,894,217	7,662,206

		32,157,404	51,488,223

	Residential REITs (3.89%)
68,200	Equity LifeStyle Properties, Inc.	7,095,026	9,111,520
466,350	Invitation Homes, Inc.	11,412,767	13,808,623

		18,507,793	22,920,143

	Specialized REITs (16.40%)
106,500	Alexandria Real Estate Equities, Inc. [3]	7,828,313	16,405,260
68,700	American Tower Corp.	5,016,119	15,191,631
482,240	Americold Realty Trust [3]	12,268,852	17,876,637
52,490	Equinix, Inc.	9,687,706	30,276,232
321,219	Gaming and Leisure Properties, Inc.	8,278,580	12,283,415
20,679	QTS Realty Trust, Inc., Cl A	858,179	1,063,107
14,500	SBA Communications Corp.	589,536	3,496,675

		44,527,285	96,592,957

Total Real Estate		139,779,812	229,343,308

Total Common Stocks		407,992,435	583,632,464

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.77%)
$4,511,266	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $4,511,309; (Fully collateralized by $4,175,000 U.S. Treasury Note, 2.875% due 8/15/2028; Market value – $4,605,246)[4]	$4,511,266	$4,511,266

Total Investments (99.86%)		$412,503,701	588,143,730

Cash and Other Assets Less Liabilities (0.14%)			850,491

Net Assets			$588,994,221

Retail Shares (Equivalent to $26.76 per share based on 8,685,410 shares outstanding)			$232,429,581

Institutional Shares (Equivalent to $27.20 per share based on 12,676,496 shares outstanding)			$344,811,688

R6 Shares (Equivalent to $27.20 per share based on 432,064 shares outstanding)			$11,752,952

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.46%)
Argentina (1.02%)
90,057	MercadoLibre, Inc. [1]	$44,636,755	$49,642,120

Brazil (10.02%)
865,474	Azul SA, ADR [1]	33,094,733	31,001,279
2,593,494	Azul SA [1]	33,072,390	31,028,673
8,315,593	B3 S.A. – Brasil, Bolsa, Balcao	39,138,420	87,319,781
19,757,432	Kroton Educacional SA	59,115,829	53,162,635
1,943,218	Notre Dame Intermedica Participacoes S.A.	21,028,154	25,372,045
1,839,491	PagSeguro Digital Ltd., Cl A [1]	43,151,218	85,186,828
6,539,665	Petroleo Brasileiro S.A.-Petrobras, ADR	72,251,856	94,628,952
13,586,089	Rumo S.A. [1]	49,950,607	80,111,477

Total Brazil		350,803,207	487,811,670

China (33.28%)
1,335,729	Alibaba Group Holding Limited, ADR [1]	153,453,852	223,373,961
12,565,472	China Conch Venture Holdings Ltd. [4]	46,072,637	46,470,282
12,756,517	China Everbright Ltd. [4]	28,654,292	14,928,037
6,329,987	China International Travel Service Limited, Cl A [4]	69,101,803	82,537,930
18,783,732	China Mengniu Dairy Co. Ltd. [4]	38,752,863	70,312,613
8,536,189	China Mobile Ltd. [4]	94,738,831	70,711,659
1,376,117	GDS Holdings Limited, ADR [1]	50,818,152	55,154,769
52,241,946	Guangzhou Automobile Company Limited, Cl H [4]	61,795,606	49,996,863
25,344,546	Haitong Securities Co., Ltd., Cl H [4]	39,653,534	26,581,681
7,742,776	Hangzhou Hikvision Digital Technology Co., Ltd., Cl A [4]	28,909,610	35,110,019
17,872,042	Hua Hong Semiconductor Limited, 144A [4]	38,066,613	35,589,368
23,289,166	Kingdee International Software Group Co. Ltd. [4]	9,616,508	24,525,322
10,514,152	KunLun Energy Company Limited [4]	11,190,345	9,059,801
58,729,682	Lenovo Group Limited [4]	43,310,756	39,180,064
1,794,944	LexinFintech Holdings Ltd., ADR [1]	22,392,204	18,003,288
3,977,972	Meituan Dianping Cl B, Cl B [1,4]	37,369,651	40,628,523
9,387,375	Midea Group Co., Ltd., Cl A [4]	53,278,637	67,301,557
1,142,161	Momo, Inc., ADR [1]	37,778,165	35,384,148
562,071	New Oriental Education & Technology Group, Inc., ADR [1]	43,930,554	62,254,984
5,888,775	Ping An Insurance (Group) Co. of China, Ltd., CI H [4]	63,985,654	67,683,848

Shares		Cost	Value
Common Stocks (continued)
China (continued)
3,301,141	Shanghai Henlius Biotech, Inc., Cl H, 144A [1]	$21,120,683	$20,469,711
4,436,486	Shenzhou International Group Holdings Ltd. [4]	19,673,385	57,875,304
23,532,365	Sino Biopharmaceutical Ltd. [4]	15,093,936	29,878,315
10,192,150	Sinopharm Group Co. Ltd., Cl H [4]	40,169,214	31,860,378
1,715,592	Sunny Optical Technology Group [4]	10,280,493	25,182,937
2,920,992	Tencent Holdings Limited [4]	59,478,548	122,178,930
169,021	Tencent Holdings Limited, ADR	7,876,713	7,036,344
1,396,906	Tencent Music Entertainment Group, ADR [1]	18,942,863	17,838,490
57,149,871	Tongda Group Holdings Limited [4]	13,627,310	4,006,142
75,284,312	WH Group Limited, 144A [4]	63,029,608	67,421,469
31,569,943	Xiaomi Corporation, CI B, 144A [1,4]	42,047,096	35,438,674
4,600,386	Yunnan Baiyao Group Co. Ltd., Cl A [4]	66,262,455	49,064,020
344,040	YY, Inc., ADR [1]	23,041,064	19,345,369
1,772,732	Zai Lab Limited, ADR [1]	37,629,237	57,347,880

Total China		1,411,142,872	1,619,732,680

Finland (0.46%)
4,418,941	Nokia Corporation, ADR	23,105,610	22,359,841

Hong Kong (1.04%)
7,300,950	Techtronic Industries Co. Ltd. [4]	29,592,134	50,815,974

Hungary (0.56%)
616,627	Wizz Air Holdings Plc, 144A [1,4]	20,421,317	27,403,392

India (16.55%)
1,090,209	Bajaj Finance Limited [4]	47,513,757	62,331,785
3,883,417	Bandhan Bank Limited, 144A [4]	31,487,443	26,983,971
812,546	Britannia Industries Limited [4]	23,078,420	33,781,426
1,959,612	Divi’s Laboratories Ltd. [4]	22,927,575	46,108,078
895,726	Dr. Reddy’s Laboratories Ltd. [4]	35,763,136	34,132,118
317,350	Dr. Reddy’s Laboratories Ltd., ADR	12,923,158	12,024,392
11,463,428	Edelweiss Financial Services Limited [4]	29,208,151	15,381,833
7,411,241	Exide Industries Ltd. [4]	19,130,343	20,430,848
3,742,712	HDFC Bank Limited [4]	59,891,411	64,859,356
1,811,485	Housing Development Finance Corporation Limited [4]	48,841,144	50,562,624
20,890,049	JM Financial Limited [4]	38,441,519	23,420,058
2,787,020	Kotak Mahindra Bank Ltd. [4]	33,278,260	64,731,339
7,968,378	Max Financial Services Ltd. [4]	68,955,092	48,033,360

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
India (continued)
1,000,472	Piramal Enterprises Ltd. [4]	$33,925,926	$23,092,981
2,311,747	RBL Bank Limited, 144A [4]	20,907,729	10,731,516
4,333,217	Reliance Industries Limited [4]	83,422,783	81,588,328
7,988,338	Reliance Nippon Life Asset Management Limited, 144A	25,917,822	29,346,677
5,352,693	SBI Life Insurance Company Ltd., 144A [4]	57,128,920	63,963,680
3,846,048	Tata Communications Ltd.	22,831,793	20,356,668
11,456,696	Tata Global Beverages Ltd. [4]	41,157,679	44,656,264
1,626,879	Titan Co. Ltd. [4]	24,472,704	29,234,631

Total India		781,204,765	805,751,933

Indonesia (1.33%)
126,903,242	PT Telkom Indonesia (Persero) Tbk [4]	38,317,113	38,323,621
61,321,905	PT Tower Bersama Infrastructure, Tbk. [4]	31,124,503	26,472,540

Total Indonesia		69,441,616	64,796,161

Korea, Republic of (5.03%)
840,326	KB Financial Group, Inc. [4]	32,523,280	29,992,474
1,796,837	KIA Motors Corp. [4]	54,621,770	68,508,206
3,570,471	Samsung Electronics Co., Ltd. [4]	111,042,705	146,189,464

Total Korea, Republic of		198,187,755	244,690,144

Mexico (3.57%)
532,613	Fomento Economico Mexicano, S.A.B. de C.V., ADR	48,929,615	48,776,698
3,268,929	GRUMA, S.A.B. de C.V., Cl B	44,571,906	33,462,874
12,945,961	Grupo Lala, S.A.B. de C.V.	24,781,735	14,793,322
6,523,578	Infraestructura Energetica Nova S.A.B. de C.V. [1]	28,413,159	25,960,098
17,184,944	Wal-Mart de Mexico, S.A.B de C.V.	39,481,810	50,934,802

Total Mexico		186,178,225	173,927,794

Nigeria (0.04%)
32,312,623	Lekoil, Ltd. [1,3]	14,494,003	1,712,362

Panama (1.29%)
637,623	Copa Holdings, S.A., Cl A	47,789,121	62,965,271

Philippines (2.93%)
68,424,365	Ayala Land, Inc. [4]	53,390,159	65,304,297
23,121,786	BDO Unibank, Inc. [4]	52,592,958	63,791,170
139,373,735	Metro Pacific Investments Corp. [4]	15,200,378	13,385,093

Total Philippines		121,183,495	142,480,560

Russia (2.85%)
7,605,604	Sberbank of Russia PJSC, ADR [4]	82,929,912	107,873,255
883,308	Yandex N.V., Cl A [1]	14,437,090	30,924,613

Total Russia		97,367,002	138,797,868

Shares		Cost	Value
Common Stocks (continued)
South Africa (3.73%)
975,376	AngloGold Ashanti Limited, ADR	$13,901,085	$17,820,120
3,219,862	Bid Corporation Ltd. [4]	66,346,852	68,429,068
2,840,948	Bidvest Group Ltd. [4]	27,654,841	35,808,111
22,342,657	Pepkor Holdings Limited, 144A	32,709,372	26,185,682
1,272,986	Sasol Limited [4]	42,724,915	21,409,914
699,228	Sasol Limited, ADR	22,855,399	11,893,868

Total South Africa		206,192,464	181,546,763

Taiwan, Province of China (8.36%)
13,371,879	Delta Electronics, Inc. [4]	58,249,118	57,130,109
3,996,439	Eclat Textile Co., Ltd. [4]	47,226,737	53,666,162
19,993,000	Far EasTone Telecommunications Co., Ltd. [4]	46,016,558	46,701,649
3,052,065	Ginko International Co., Ltd. [4]	37,944,740	17,278,658
5,670,982	Makalot Industrial Co., Ltd. [4]	24,918,797	30,041,634
14,932,000	Taiwan Mobile Co., Ltd.	52,696,416	53,905,269
3,183,388	Taiwan Semiconductor Manufacturing Company Ltd., ADR	98,689,107	147,963,874

Total Taiwan, Province of China		365,741,473	406,687,355

Thailand (2.33%)
3,878,929	Bangkok Bank Public Co. Ltd., Cl F [4]	24,544,838	22,306,300
3,836,364	Bangkok Bank Public Co. Ltd., NVDR [4]	20,304,820	21,761,404
26,247,134	CP All Plc., Cl F [4]	59,696,569	69,227,062

Total Thailand		104,546,227	113,294,766

United Arab Emirates (0.78%)
5,743,182	Network International Holdings Ltd., 144A1,4	37,172,978	37,779,507

United Kingdom (1.29%)
24,039,754	Tullow Oil plc[4]	63,408,645	63,005,357

Total Common Stocks		4,172,609,664	4,695,201,518

Private Common Stocks (0.18%)
India (0.18%)
3,846,048	Hemisphere Properties India Ltd. [1,2,5]	14,647,473	8,756,026

Principal Amount
Corporate Bonds (0.01%)
India (0.01%)
$24,376,380	Britannia Industries Ltd., 8.00% due 08/28/2022 [2,4]	0	339,723

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.26%)
$ 158,604,949	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $158,606,491; (Fully collateralized by $145,975,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $161,778,399) [4]	$158,604,949	$158,604,949

Total Investments (99.91%)		$4,345,862,086	4,862,902,216

Cash and Other Assets Less Liabilities (0.09%)			4,302,541

Net Assets			$4,867,204,757

Retail Shares (Equivalent to $13.48 per share based on 47,235,813 shares outstanding)			$636,589,971

Institutional Shares (Equivalent to $13.53 per share based on 312,002,257 shares outstanding)			$4,221,208,569

R6 Shares (Equivalent to $13.54 per share based on 694,831 shares outstanding)			$9,406,217

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]

At September 30, 2019, the market value of restricted and fair valued securities amounted to $9,095,749 or 0.19% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the market value of Rule 144A securities amounted to $381,313,647 or 7.83% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2019	Percentage of Net Assets
Financials	19.2%
Consumer Discretionary	18.8%
Information Technology	15.4%
Consumer Staples	10.3%
Communication Services	10.1%
Industrials	7.5%
Health Care	7.1%
Energy	5.0%
Real Estate	1.5%
Materials	1.1%
Utilities	0.7%
Cash and Cash Equivalents*	3.3%
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.23%)
Argentina (4.62%)
57,523	Globant S.A.[1]	$3,710,823	$5,267,956
17,678	MercadoLibre, Inc.[1]	9,094,487	9,744,644

Total Argentina		12,805,310	15,012,600

Brazil (5.45%)
222,389	Afya Ltd., Cl A [1]	4,225,391	5,702,054
50,228	Arco Platform Limited, Cl A [1]	984,439	2,546,057
101,899	PagSeguro Digital Ltd., Cl A [1]	2,567,036	4,718,943
135,848	StoneCo Ltd., Cl A [1]	4,342,760	4,724,793

Total Brazil		12,119,626	17,691,847

Canada (2.59%)
8,416	Constellation Software, Inc.	6,018,735	8,405,201

China (11.41%)
112,447	Alibaba Group Holding Limited, ADR [1]	18,044,516	18,804,512
101,956	Ctrip.com International, Ltd., ADR [1]	3,718,631	2,986,291
71,853	GDS Holdings Limited, ADR [1]	2,553,907	2,879,868
358,518	Meituan Dianping, Cl B [1,2]	2,817,749	3,661,679
97,865	Pinduoduo, Inc., ADR [1]	2,281,336	3,153,211
162,258	TAL Education Group, ADR [1]	4,414,792	5,555,714

Total China		33,830,931	37,041,275

India (5.01%)
138,309	HDFC Bank Limited, ADR	7,651,287	7,890,528
134,245	Housing Development Finance Corporation Limited [2]	3,720,211	3,747,080
198,925	Kotak Mahindra Bank Ltd. [2]	3,547,034	4,620,233

Total India		14,918,532	16,257,841

Israel (6.48%)
186,602	Fiverr International Ltd. [1]	3,918,307	3,489,457
109,573	Mellanox Technologies Ltd. [1]	10,290,659	12,008,105
47,509	Wix.com Ltd. [1]	5,184,523	5,546,201

Total Israel		19,393,489	21,043,763

Netherlands (5.58%)
6,056	Adyen B.V, 144A [1,2]	4,483,328	3,982,573
70,951	argenx SE, ADR [1]	5,777,119	8,085,576
24,356	ASML Holding N.V. [2]	4,566,363	6,040,616

Total Netherlands		14,826,810	18,108,765

Shares		Cost	Value
Common Stocks (continued)
United Arab Emirates (1.31%)
644,237	Network International Holdings Ltd., 144A [1,2]	$4,608,615	$4,237,887

United Kingdom (3.36%)
172,707	Endava plc, ADR [1]	4,326,586	6,536,960
847,635	Trainline Plc, 144A [1]	3,780,791	4,366,857

Total United Kingdom		8,107,377	10,903,817

United States (49.42%)
7,268	10X Genomics, Inc., Cl A [1]	283,452	366,307
196,272	Acceleron Pharma, Inc. [1]	8,364,542	7,754,707
69,753	Adaptive Biotechnologies Corporation [1]	2,496,660	2,155,368
141,194	Aerie Pharmaceuticals Inc. [1]	5,521,878	2,713,749
12,463	Alphabet, Inc., Cl C [1]	13,859,377	15,192,397
11,920	Amazon.com, Inc. [1]	18,726,186	20,692,047
34,591	Anaplan, Inc. [1]	1,091,608	1,625,777
173,388	Cloudflare, Inc., Cl A [1]	2,600,820	3,219,815
142,324	Datadog, Inc., Cl A [1]	3,842,748	4,826,207
118,682	Dynatrace, Inc. [1]	2,152,692	2,215,793
21,735	Elastic N.V. [1]	1,634,629	1,789,660
53,037	EPAM Systems, Inc. [1]	7,239,091	9,669,706
70,867	Facebook, Inc., Cl A [1]	12,317,415	12,619,995
61,471	Fidelity National Information Services, Inc.	6,700,406	8,160,890
36,122	Guardant Health, Inc. [1]	1,241,066	2,305,667
36,633	Illumina, Inc. [1]	10,185,883	11,144,491
77,836	Lyft, Inc., Cl A [1]	4,130,150	3,178,822
119,485	Medallia, Inc. [1]	3,441,691	3,277,474
18,540	Okta, Inc. [1]	390,056	1,825,448
29,566	RingCentral, Inc., Cl A [1]	3,088,472	3,715,264
23,826	Sage Therapeutics, Inc. [1]	3,110,476	3,342,549
86,115	Splunk, Inc. [1]	9,893,225	10,149,514
48,320	Take-Two Interactive Software, Inc. [1]	4,966,480	6,056,429
66,413	Twilio Inc., Cl A [1]	8,603,599	7,302,773
64,007	Veeva Systems, Inc., Cl A [1]	6,712,072	9,773,229
133,111	Yext, Inc. [1]	1,885,244	2,115,134
67,955	Zscaler, Inc. [1]	3,559,433	3,211,553

Total United States		148,039,351	160,400,765

Total Common Stocks		274,668,776	309,103,761

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (8.11%)
Repurchase Agreement (8.11%)
$26,327,013	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $26,327,269; (Fully collateralized by $24,345,000 U.S. Treasury Note, 2.875% due 8/15/2028; Market value – $26,853,825)[2]	$26,327,013	$26,327,013

Total Investments (103.34%)		$300,995,789	335,430,774

Liabilities Less Cash and Other Assets (-3.34%)			(10,855,631)

Net Assets			$324,575,143

Retail Shares (Equivalent to $25.57 per share based on 6,006,919 shares outstanding)			$153,574,924

Institutional Shares (Equivalent to $25.94 per share based on 6,362,188 shares outstanding)			$165,032,668

R6 Shares (Equivalent to $25.95 per share based on 229,921 shares outstanding)			$5,967,551

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the market value of Rule 144A securities amounted to $12,587,317 or 3.88% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2019	Percentage of Net Assets
Information Technology	39.3%
Consumer Discretionary	24.8%
Health Care	14.7%
Communication Services	10.4%
Financials	5.0%
Industrials	1.0%
Cash and Cash Equivalents*	4.8%
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.02%)
Consumer Discretionary (13.21%)
	Casinos & Gaming (8.71%)
6,722	MGM Resorts International	$195,465	$186,334
5,848	Penn National Gaming, Inc. [1]	129,505	108,919
2,851	Red Rock Resorts, Inc., Cl A	67,265	57,889

		392,235	353,142

	Hotels, Resorts & Cruise Lines (4.50%)
525	Carnival Corp. [2]	24,247	22,948
4,950	Extended Stay America, Inc.	89,643	72,468
839	Marriott Vacations Worldwide Corp.	66,230	86,929

		180,120	182,345

Total Consumer Discretionary		572,355	535,487

Information Technology (4.58%)
	Internet Services & Infrastructure (4.58%)
4,638	GDS Holdings Limited, ADR [1,2]	137,940	185,891

Real Estate (75.49%)
	Health Care REITs (1.75%)
1,108	HCP, Inc.	35,260	39,478
603	Medical Properties Trust, Inc.	9,929	11,795
216	Welltower, Inc.	16,548	19,580

		61,737	70,853
	Hotel & Resort REITs (3.47%)
821	Host Hotels & Resorts, Inc.	15,135	14,195
3,876	MGM Growth Properties LLC, Cl A	112,901	116,474
360	Pebblebrook Hotel Trust	12,892	10,015

		140,928	140,684
	Industrial REITs (9.99%)
2,708	Duke Realty Corp.	72,744	91,991
2,126	Prologis, Inc.	138,103	181,177
2,989	Rexford Industrial Realty, Inc.	98,560	131,576

		309,407	404,744
	Office REITs (11.77%)
447	Boston Properties, Inc.	56,832	57,958
1,187	Douglas Emmett, Inc.	47,004	50,839
5,431	Hudson Pacific Properties, Inc.	175,650	181,722
2,398	Kilroy Realty Corporation	177,230	186,780

		456,716	477,299
	Real Estate Operating Companies (2.27%)
1,251	Brookfield Property Partners LP [2]	24,509	25,395
3,044	Kennedy-Wilson Holdings, Inc.	52,713	66,725

		77,222	92,120
	Residential REITs (20.33%)
424	AvalonBay Communities, Inc.	69,450	91,300
961	Equity LifeStyle Properties, Inc.	92,688	128,390
1,275	Equity Residential	79,054	109,982
268	Essex Property Trust, Inc.	66,469	87,542
9,227	Invitation Homes, Inc.	222,673	273,211
901	Sun Communities, Inc.	91,050	133,753

		621,384	824,178

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Specialized REITs (25.91%)
1,083	Alexandria Real Estate Equities, Inc. [3]	$141,175	$166,825
515	American Tower Corp.	77,071	113,882
7,466	Americold Realty Trust [3]	159,495	276,765
484	Crown Castle International Corp.	52,345	67,281
416	Equinix, Inc.	181,374	239,949
1,985	Gaming and Leisure Properties, Inc.	71,584	75,906
1,798	QTS Realty Trust, Inc., Cl A	76,277	92,435
627	Weyerhaeuser Co.	16,724	17,368

		776,045	1,050,411

Total Real Estate		2,443,439	3,060,289

Utilities (3.74%)
	Multi-Utilities (3.74%)
3,055	Brookfield Infrastructure Partners L.P. [2]	126,435	151,559

Total Common Stocks		3,280,169	3,933,226

Principal Amount
Short Term Investments (3.71%)
$150,579	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $150,581; (Fully collateralized by $140,000 U.S. Treasury Note, 2.875% due 8/15/2028; Market value – $154,427) [4]	150,579	150,579

Total Investments (100.73%)		$3,430,748	4,083,805

Liabilities Less Cash and Other Assets (-0.73%)			(29,736)

Net Assets			$4,054,069

Retail Shares (Equivalent to $11.00 per share based on 91,457 shares outstanding)			$1,006,128

Institutional Shares (Equivalent to $11.02 per share based on 238,860 shares outstanding)			$2,632,976

R6 Shares (Equivalent to $11.02 per share based on 37,672 shares outstanding)			$414,965

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.53%)
Health Care (88.88%)
	Biotechnology (18.32%)
7,501	Acceleron Pharma, Inc. [1]	$334,016	$296,365
3,882	Alector, Inc. [1]	81,987	55,978
3,847	argenx SE, ADR [1,2]	339,809	438,404
4,294	Arrowhead Pharmaceuticals, Inc. [1]	75,932	121,005
1,903	Neurocrine Biosciences, Inc. [1]	173,077	171,479
1,369	NextCure, Inc. [1]	29,032	42,234
2,092	Sage Therapeutics, Inc. [1]	290,170	293,487
7,896	Shanghai Henlius Biotech, Inc., Cl H, 144A (Hong Kong) [1,2]	50,519	48,962
1,170	uniQure NV [1,2]	82,666	46,051
2,775	Vertex Pharmaceuticals, Incorporated [1]	468,496	470,140
4,630	Zai Lab Limited, ADR [1,2]	124,479	149,780

		2,050,183	2,133,885

	Health Care Equipment (26.48%)
6,996	Abbott Laboratories	513,529	585,355
1,363	DexCom, Inc. [1]	160,969	203,414
1,914	Edwards Lifesciences Corp. [1]	340,601	420,908
213	IDEXX Laboratories, Inc. [1]	39,984	57,921
2,970	Inspire Medical Systems, Inc. [1,3]	160,507	181,229
2,012	Insulet Corp. [1]	154,800	331,839
661	Intuitive Surgical, Inc. [1]	328,819	356,894
900	Masimo Corporation [1]	134,241	133,911
4,913	Silk Road Medical, Inc. [1,3]	155,684	159,820
910	Teleflex, Inc.	239,085	309,173
2,500	Zimmer Biomet Holdings, Inc.	336,587	343,175

		2,564,806	3,083,639

	Health Care Facilities (2.16%)
2,085	HCA Healthcare, Inc.	278,459	251,076

	Health Care Supplies (5.21%)
5,079	Alcon, Inc. [1,2]	291,418	296,055
840	The Cooper Companies, Inc.	220,076	249,480
431	West Pharmaceutical Services, Inc.	39,160	61,124

		550,654	606,659

	Health Care Technology (1.63%)
800	Teladoc Health, Inc. [1]	54,151	54,176
892	Veeva Systems, Inc., Cl A [1]	86,210	136,200

		140,361	190,376

	Life Sciences Tools & Services (13.72%)
870	10X Genomics, Inc., Cl A [1]	39,294	43,848
582	Adaptive Biotechnologies Corporation [1]	15,084	17,984
1,522	Bio-Techne Corporation	240,972	297,810
380	Guardant Health, Inc. [1,3]	7,220	24,255
778	ICON plc [1,2]	112,069	114,631
537	Illumina, Inc. [1]	141,703	163,366
1,913	IQVIA Holdings, Inc. [1]	279,830	285,764
168	Mettler-Toledo International, Inc. [1]	105,566	118,339
1,450	Thermo Fisher Scientific, Inc.	420,228	422,341
4,564	Veracyte, Inc. [1,3]	106,831	109,536

		1,468,797	1,597,874

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (9.29%)
2,965	HealthEquity, Inc. [1]	$195,290	$169,435
1,050	Humana, Inc.	268,088	268,454
2,964	UnitedHealth Group, Incorporated	733,697	644,136

		1,197,075	1,082,025
	Pharmaceuticals (12.07%)
13,674	AstraZeneca PLC, ADR [2]	544,147	609,450
5,044	Dechra Pharmaceuticals plc (United Kingdom)[2,4]	157,055	171,696
7,412	Merck & Co., Inc.	615,343	623,942

		1,316,545	1,405,088

Total Health Care		9,566,880	10,350,622

Real Estate (2.65%)

	Specialized REITs (2.65%)
1,997	Alexandria Real Estate Equities, Inc. [3]	265,467	307,618

Total Common Stocks		9,832,347	10,658,240

Principal Amount
Short Term Investments (9.93%)
$1,156,673	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2019, 0.35% due 10/1/2019; Proceeds at maturity – $1,156,685; (Fully collateralized by $1,070,000 U.S. Treasury Note, 2.875% due 8/15/2028; Market value – $1,180,267) [4]	1,156,673	1,156,673

Total Investments (101.46%)		$10,989,020	11,814,913

Liabilities Less Cash and Other Assets (-1.46%)			(169,482)

Net Assets			$11,645,431

Retail Shares (Equivalent to $10.91 per share based on 414,744 shares outstanding)			$4,526,793

Institutional Shares (Equivalent to $10.95 per share based on 549,337 shares outstanding)			$6,015,904

R6 Shares (Equivalent to $10.95 per share based on 100,711 shares outstanding)			$1,102,734

%	Represents percentage of net assets.
[1]	Non-income producing security.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the market value of Rule 144A securities amounted to $48,962 or 0.42% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers nine series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate report. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2019, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2019, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Select Funds	September 30, 2019

3. RESTRICTED SECURITIES

At September 30, 2019, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2019, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$53,692,328
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	94,393,710
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	192,510

Total Restricted Securities:		$148,278,548

(Cost $98,250,037)† (6.33 % of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$5,053,242
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	6,632,128

Total Restricted Securities:		$11,685,370

(Cost $7,449,906)† (5.16 % of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Hemisphere Properties India Limited	9/17/2019	$8,756,026
Corporate Bonds
Britannia Industries, 8.00%, due 8/28/2022	8/22/2019	339,723

Total Restricted Securities:		$9,095,749

(Cost $ 14,647,473)† (0.19 % of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	September 30, 2019

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,896,046,091	$—	$—	$2,896,046,091
Private Common Stocks†	—	—	53,692,328	53,692,328
Private Preferred Stocks†	—	—	94,393,710	94,393,710
Private Partnerships	—	—	192,510	192,510

Total Investments	$2,896,046,091	$—	$148,278,548	$3,044,324,639

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$215,025,136	$—	$—	$215,025,136
Private Common Stocks†	—	—	5,053,242	5,053,242
Private Preferred Stocks†	—	—	6,632,128	6,632,128

Total Investments	$215,025,136	$—	$11,685,370	$226,710,506

†	See Schedules of Investments for additional detailed categorizations.

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$121,364,759	$162,291,902	$—	$283,656,661
Short Term Investments	—	6,768,645	—	6,768,645

Total Investments	$121,364,759	$169,060,547	$—	$290,425,306

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$583,632,464	$—	$—	$583,632,464
Short Term Investments	—	4,511,266	—	4,511,266

Total Investments	$583,632,464	$4,511,266	$—	$588,143,730

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,665,049,165	$3,030,152,353	$—	$4,695,201,518
Private Common Stocks	—	—	8,756,026	8,756,026
Corporate Bonds	—	339,723	—	339,723
Short Term Investments	—	158,604,949	—	158,604,949

Total Investments	$1,665,049,165	$3,189,097,025	$8,756,026	$4,862,902,216

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$282,813,693	$26,290,068	$—	$309,103,761
Short Term Investments	—	26,327,013	—	26,327,013

Total Investments	$282,813,693	$52,617,081	$—	$335,430,774

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,933,226	$—	$—	$3,933,226
Short Term Investments	—	150,579	—	150,579

Total Investments	$3,933,226	$150,579	$—	$4,083,805

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$10,486,544	$171,696	$—	$10,658,240
Short Term Investments	—	1,156,673	—	1,156,673

Total Investments	$10,486,544	$1,328,369	$—	$11,814,913

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2019

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2019
Private Common Stocks
Industrials	$46,723,583	$—	$—	$6,968,745	$—	$—	$—	$—	$53,692,328	$6,968,745
Private Preferred Stocks
Industrials	82,142,319	—	—	12,251,391	—	—	—	—	94,393,710	12,251,391
Private Partnerships
Financials	197,058	—	—	(4,548)	—	—		—	192,510	(4,548)

Total	$129,062,960	$—	$—	$19,215,588	$—	$—	$—	$—	$148,278,548	$19,215,588

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2019
Private Common Stocks
Industrials	$4,397,380	$—	$—	$655,862	$—	$—	$—	$—	$5,053,242	$655,862
Private Preferred Stocks
Industrials	5,771,342	—	—	860,786	—	—	—	—	6,632,128	860,786

Total	$10,168,722	$—	$—	$1,516,648	$—	$—	$—	$—	$11,685,370	$1,516,648

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2019
Common Stocks
India	$—	$—	$—	$(5,891,447)	$14,647,473	$—	$—	$—	$8,756,026	$(5,891,447)

Baron Select Funds	September 30, 2019

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2019 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of September 30, 2019	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2019	Range used on September 30, 2019
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$148,086,038*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods.	Change in the composite equity index of comparable companies	(0.37)%	(1.31)% – 0.56%
				Discount for lack of marketability	3.34%	3.34%
				Estimated volatility of the returns of equity[1]	29.24%	21.45% – 61.23%

Baron Focused Growth Fund
Sector	Company	Fair Value as of September 30, 2019	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2019	Range used on September 30, 2019
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$11,685,370*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods.	Change in the composite equity index of comparable companies	(0.37)%	(1.31)% – 0.56%
				Discount for lack of marketability	3.34%	3.34%
				Estimated volatility of the returns of equity[1]	29.24%	21.45% –61.23%

[1]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

*	The fair value as of September 30, 2019 includes a third party transaction price.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2019, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Cost of investments	$1,520,294,242	$115,898,911	$248,620,268	$412,503,701

Gross tax unrealized appreciation	$1,576,989,301	$112,447,371	$60,529,443	$182,412,964
Gross tax unrealized depreciation	(52,958,904)	(1,635,776)	(18,724,405)	(6,772,935)

Net tax unrealized appreciation (depreciation)	$1,524,030,397	$110,811,595	$41,805,038	$175,640,029

	Baron Emerging Markets Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Cost of investments	$4,345,862,086	$300,995,789	$3,430,748	$10,989,020

Gross tax unrealized appreciation	$850,773,179	$42,991,165	$714,441	$1,072,452
Gross tax unrealized depreciation	(333,733,049)	(8,556,180)	(61,384)	(246,559)

Net tax unrealized appreciation (depreciation)	$517,040,130	$34,434,985	$653,057	$825,893

Baron Select Funds	September 30, 2019

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Emerging Markets Fund

Name of issuer	Value at December 31, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2019	Value at September 30, 2019	% of Net Assets at September 30, 2019
“Affiliated” Company as of September 30, 2019:
Lekoil Ltd.	$3,217,929	$—	$29,639	$(1,117,804)	$(358,124)	$—	32,312,623	$1,712,362	0.04%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2019.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt this guidance.